Equity Method Investments and Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2014
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Contributions to Equity Method Investment
The following table summarizes Redbox's initial cash capital contribution and subsequent cash capital contributions representing its pro-rata share of requests made by the Joint Venture board of managers:

Dollars in thousands	Cash Contributions
2012	$24,500
2013	28,000
2014	24,500
Total cash capital contributions	$77,000

Schedule of Equity Method Investments
Income (loss) from equity method investments within our Consolidated Statements of Comprehensive Income is composed of the following:

	Year Ended December 31,
Dollars in thousands	2014	2013	2012
Trademark gain	$—	$—	$19,500
Gain on previously held equity interest in ecoATM	—	68,376	—
Proportionate share of net loss of equity method investees:
Joint Venture	(25,793)	(42,660)	(20,236)
ecoATM and SoloHealth	(530)	(3,313)	(2,179)
Total proportionate share of net loss of equity method investees	(26,323)	(45,973)	(22,415)
Amortization of difference in carrying amount and underlying equity in Joint Venture	(2,411)	(2,475)	(2,269)
Total income (loss) from equity method investments	$(28,734)	$19,928	$(5,184)

A summary of financial information for our equity method investees in the aggregate, as provided to us by the investees, is as follows and includes the balance sheet as of and statement of operations through October 20, 2014, the date of our withdrawal from the Joint Venture, and as of December 31, 2014 and the period ended December 31, 2014 for SoloHealth:

Balance Sheets	October 20,	December 31,
Dollars in thousands	2014(1)	2014(2)	2013
Current assets	$9,095	$3,408	$32,832
Noncurrent assets	$3,053	$20,376	$30,765
Current liabilities	$86,735	$7,321	$46,706
Long-term liabilities	$—	$18,754	$23,905
Redeemable preferred stock	$—	$23,734	$23,542
(1) Represents the Joint Venture only
(2) Represents SoloHealth only

Statement of Operations	Year Ended December 31,
Dollars in thousands	2014	2013	2012
Revenue	$29,963	$15,824	$2,067
Cost of sales and service	$68,732	$25,092	$10,716
Net loss and loss from continuing operations	$140,919	$134,911	$58,510